Commitments and Contingencies, legal accruals and unasserted claims (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loss Contingency, Estimate
Accrual for legal proceedings and unasserted claims	$ 0.3	$ 1.7